Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated August 2, 2024 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2024, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

__________________________________________________________________________

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus and in APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the summary prospectuses. In that regard, the information APPENDIX A of the contract prospectus and APPENDIX for the summary prospectuses for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[1] Investment Adviser: Ariel Investments, LLC	0.99%	10.22%	8.51%	5.62%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A Shares) Investment Adviser: BlackRock Advisors, LLC	1.09%	3.57%	10.27%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Advisor Class)[2,3,5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.97%	9.84%	12.19%	8.83%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[2,5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	10.25%	12.99%	8.14%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Institutional Class)[4,5,6] Investment Adviser: Columbia Management Investment Advisers, LLC	0.88%	10.49%	13.27%	8.41%
Seeks to provide growth of capital.	Delaware Ivy Science and Technology Fund (Class Y)** Investment Adviser: Delaware Management Company	1.24%	40.63%	17.53%	11.26%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[7] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	26.46%	13.78%	9.82%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy® Fund (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	1.24%***	8.74%***	6.95%***	-1.67%***

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about December 31, 2024, the Delaware Ivy Science and Technology Fund will merge into the Macquarie Science and Technology Fund.
***	The data is as of December 31, 2022, as stated in the most recent prospectus dated July 31, 2023.
[2]	The Columbia Large Cap Value Fund is only available to plans offering the Fund prior to January 1, 2011 or that have approved the Fund as an investment prior to that date and have invested in the Fund by March 31, 2011.
[3]	Effective at the close of business on November 22, 2024, the Advisor Share Class of the Columbia Large Cap Value Fund will be converted into the Institutional Share Class.
[4]	Institutional Class shares of the Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective at the close of business on October 4, 2024, the Institutional Share Class of the Columbia Select Mid Cap Value Fund will be converted into the Class S Shares.
[7]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[8] Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.97%	13.34%	5.14%	1.70%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)[10] Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	1.05%	13.72%	13.23%	10.10%
Seeks long-term capital appreciation with a secondary investment objective of income.	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A) Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co.	1.40%	9.91%	6.12%	6.46%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
[8]	Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Hartford Dividend and Growth Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
		CURRENT EXPENSES*	1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.24%	-0.52%	0.66%
Seeks capital appreciation.	Voya Global Insights Portfolio**(Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[11] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	19.54%	10.53%	7.39%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	19.94%	10.52%	7.42%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	10.72%	4.70%	3.85%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[13]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” in the prospectus for the Contract for more information.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)[14] Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	14.34%	9.30%	5.37%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.11%	20.65%	8.83%	5.98%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).

[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class S)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.91%	9.12%	3.99%	3.47%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,15 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class
***	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I).
****	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class S) merged into Voya Solution Conservative Portfolio (Class S).
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” in the prospectus for the Contract for more information.

X.01107-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	12.26%	9.93%	7.74%
Seeks a high level of dividend income as well as long -term growth of capital primarily through investments in stock.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.01107-24C	August 2024

****

Effective July 29, 2024, Metropolitan West Total Return Bond Fund - Class M shares changed its name to TCW MetWest Total Return Bond Fund - Class M shares.

*****

Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.

****

Effective October 4, 2024, The Board of Trustees of the Columbia Acorn® Fund and Columbia Select Mid Cap Value Fund approved the exchange of Institutional Class shares held by accounts of certain financial intermediaries and omnibus group retirement plans, with specific written permission from Columbia Management Investment Distributors, Inc. (the Distributor), for newly created Class S shares. Class S shares are not available for purchase other than through the reinvestment of distributions on Class S shares except that Class S shares will be available for purchase by certain retirement plans that have continuously held Class Inst shares since March 13, 2013.

Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of the Institutional Class of any Fund held by retirement plan recordkeepers or on transaction fee or no transaction fee brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A, Advisor Class or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.

****

Effective at the close of business on November 22, 2024, the Advisor Share Class of the Columbia Large Cap Value Fund will be converted into the Institutional Share Class.

X.01107-24C	August 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-24C	August 2024